Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

25 Related parties

During the year ended December 31, 2019, the Group had the following related party transactions:

Transaction with shareholders

Based on a shareholder agreement from January 2016 the payment to the option holders of the VSOP 2016 will be reimbursed by the original shareholders to the Company at the same time when the obligation to pay the options holders arises. A respective receivable against shareholders was recorded (refer to note 15). The shareholder agreement has a term till December 31, 2023.

Transactions with members of management in key positions

Remuneration of members of key management

in EUR k	2017	2018	2019
Short‑term employee benefits	1,843	2,354	3,313
Post‑employment pension and medical benefits	10	10	10
Share‑based payment transactions	530	2,893	3,395
Total compensation to key management	2,383	5,257	6,718

440,475 share options were granted under ESOP 2017 to key management personnel, allowing to purchase common shares of the Company, as a result of the replacement of previous cash-settled share-based transaction (see note 20).  The options are fully vested and exercisable after a lock-up period of 6 months.  The exercise price of the share options is EUR 0.12, and the options expire in 2029.

There are no pension commitments for members of the management board.

The supervisory board received remuneration for its activities of EUR 499k in the reporting year (2018: EUR 341k; 2017: EUR 160k).  In addition, as disclosed in note 20, an individual of the supervisory board received share options from the Company upon completion of IPO. Share-based payment expenses of EUR 704k (2018: EUR nil; 2017: EUR nil) was charged to profit and loss for the year ended December 31, 2019.

For the year ended December 31, 2019, consultant fees totaling  EUR 152k (2018: EUR nil; 2017: EUR nil) was charged to profit or loss in relation to corporate strategy services provided by a member of the supervisory board.  For the years ended December 31, 2018 and 2017, there were also consulting fees of EUR 64k and EUR 490k respectively relating to services provided by a member of the supervisory board and an entity controlled by a member of the supervisory board.